DERIVATIVES - Schedule of Financial Liabilities Eligible for Offset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Offsetting Liabilities [Line Items]
Gross amounts offset in the consolidated balance sheets	$ 0	$ (5,145)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivatives liabilities	$ 619,509	$ 911,393
Derivate liability, statement of financial position, extensible enumeration not disclosed flag	Total Derivative Liabilities	Total Derivative Liabilities
Gross amounts of recognized liabilities, total derivative liabilities	$ 649,318	$ 1,018,710
Net amounts of liabilities presented in the consolidated balance sheets, total derivative liabilities	649,318	1,013,565
Gross amounts not offset in the consolidated balance sheets, collateral pledged, total derivative liabilities	(29,809)	(102,172)
Other derivative activities
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities, total derivatives subject to a master netting arrangement or similar arrangement	622,717	874,626
Gross amounts offset in the consolidated balance sheets	0	(5,145)
Net amounts of liabilities presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	622,717	869,481
Gross amounts not offset in the consolidated balance sheets, collateral pledged	(18,475)	(29,281)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivatives liabilities	604,242	840,200
Fair value hedges
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities, total derivatives subject to a master netting arrangement or similar arrangement	3,666	137
Gross amounts offset in the consolidated balance sheets	0	0
Net amounts of liabilities presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	3,666	137
Gross amounts not offset in the consolidated balance sheets, collateral pledged	0	0
Gross amounts not offset in the consolidated balance sheets, net amount, total derivatives liabilities	3,666	137
Cash flow hedges
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities, total derivatives subject to a master netting arrangement or similar arrangement	22,935	143,947
Gross amounts offset in the consolidated balance sheets	0	0
Net amounts of liabilities presented in the consolidated balance sheets, total derivatives subject to a master netting arrangement or similar arrangement	22,935	143,947
Gross amounts not offset in the consolidated balance sheets, collateral pledged	(11,334)	(72,891)
Gross amounts not offset in the consolidated balance sheets, net amount, total derivatives liabilities	$ 11,601	$ 71,056